Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables and Accrued Liabilities
15.	Payables and accrued liabilities

	December 31,
	2020	2019
	$	$
Trade accounts payable	1,187	1,087
Accrued research and development costs	23	—
Salaries, employment taxes and benefits	474	64
Financing of insurance premiums	—	4
PIP study payables	—	118
Accrued audit fees	144	216
Accrued severance	—	427
Other accrued liabilities	371	232
	2,199	2,148